RELATED PARTY BALANCES AND TRANSACTIONS - Due to related parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Related Party Transaction
Due to related parties	¥ 18,629	$ 2,624	¥ 30,269
Linze Origin Seeds Ltd
Related Party Transaction
Due to related parties	300		300
Henan Agriculture University
Related Party Transaction
Due to related parties	1,000		1,000
Xinjiang Ginbo Seeds Center
Related Party Transaction
Due to related parties	54		54
Xinjiang Production And Construction Corps
Related Party Transaction
Due to related parties	0		10,000
Companies controlled by the Company's directors
Related Party Transaction
Due to related parties	1,702		1,556
NCI
Related Party Transaction
Due to related parties	10,123		11,348
Board of Directors Chairman
Related Party Transaction
Due to related parties	970		1,020
Close family of the Company's Chairman
Related Party Transaction
Due to related parties	187		3,641
Ying De
Related Party Transaction
Due to related parties	¥ 4,293		¥ 1,350